united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/18

ITEM 1. REPORTS TO SHAREHOLDERS.

LeaderShares™ AlphaFactor® US Core Equity ETF

Advised by Redwood Investment Management, LLC

Annual Report

October 31, 2018

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-480-755-4277 www.leadersharesetfs.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.leadersharesetfs.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

LeaderShares™ AlphaFactor US Core Equity ETF Returns: -8.60%

Source: Gemini Fund Services.

Unfortunately, LSAF was launched October 2, 2018, which ended with the worst monthly performance for US stocks since 2011, as reflected by the Russell 1000 and S&P500. Given only the one month time period, LSAF performed similarly to the broader US equity markets. This portfolio behavior is well within our expectations over this very short time period. Over the longer term, our expectation is for the AlphaFactor methodology to add value over time through consistent application of our supply and demand based factors.

After the strong upward move in equity prices that became increasingly narrowly focused on certain large cap technology stocks, it is not surprising to us for the markets to experience a pull back. The unknown variable is whether this initial pullback is foreshadowing of an economic slowdown or even recession to come or simply another pullback and consolidation before equities continue their bull run. Regardless of the answer to that question, we are confident in the AlphaFactor methodology.

We encourage you to talk with your financial advisor or visit us online at www.leadersharesetfs.com. Thank you for your continued trust.

Sincerely,

Michael Messinger

Principal & Co-Portfolio Manager

LeaderShares™ ETFs

3008-NLD-1/3/2019

LeaderSharesTM AlphaFactor® US Core Equity ETF
PORTFOLIO REVIEW
October 31, 2018 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2018, compared to its benchmark:

Since Inception(a)
LeaderSharesTM AlphaFactor® US Core Equity ETF - NAV (b)	(8.60)%
LeaderSharesTM AlphaFactor® US Core Equity ETF - Market Price (b)	(7.88)%
AlphaFactor® US Core Equity Index (b)	(8.70)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the October 1, 2018 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	As of the close of business on the day of commencement of trading October 1, 2018

(b)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of top 1,000 market capitalization may be considered large or mid-cap companies.

Comparison of the Change in Value of a $250,000 Investment

PORTFOLIO ANALYSIS
October 31, 2018
Percent of
Top 10 Industries	Net Assets
Retail	16.2%
Banks	9.3%
Diversified Financial Services	6.2%
Electronics	6.0%
Software	5.8%
Miscellaneous Manufacturing	4.5%
Computers	4.2%
Pharmaceuticals	4.1%
Transportation	3.8%
Commercial Services	3.7%
Other/Cash and Equivalents	36.2%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderSharesTM AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS
October 31, 2018

Shares		Fair Value
	COMMON STOCK - 99.7%
	AEROSPACE/DEFENSE- 2.1%
1,513	Boeing Co.	$536,903
6,052	Spirit AeroSystems Holdings, Inc.	508,428
		1,045,331
	AIRLINES - 2.1%
9,612	Delta Air Lines, Inc.	526,065
6,230	United Continental Holdings, Inc. *	532,727
		1,058,792
	APPAREL - 0.9%
8,099	Michael Kors Holdings Ltd. *	448,766

	AUTO PARTS & EQUIPMENT - 1.9%
10,680	Allison Transmission Holdings, Inc.	470,774
3,827	Lear Corp.	508,608
		979,382
	BANKS - 9.3%
18,868	Bank of America Corp.	518,870
5,874	Capital One Financial Corp.	524,548
10,769	CIT Group, Inc.	510,235
7,743	Citigroup, Inc.	506,857
19,936	Fifth Third Bancorp	538,073
4,895	JPMorgan Chase & Co.	533,653
3,382	M&T Bank Corp.	559,417
11,926	Morgan Stanley	544,541
23,318	TCF Financial Corp.	486,880
		4,723,074
	BUILDING MATERIALS - 1.1%
2,581	Lennox International, Inc.	544,307

	CHEMICALS - 1.9%
14,062	Chemours Co.	464,187
5,429	LyondellBasell Industries NV	484,647
		948,834
	COMMERCIAL SERVICES - 3.7%
2,403	FleetCor Technologies, Inc. *	480,672
7,921	Robert Half International, Inc.	479,458
12,549	Service Corp. International	520,407
3,382	United Rentals, Inc. *	406,077
		1,886,614
	COMPUTERS - 4.2%
2,492	Apple, Inc.	545,399
21,627	HP, Inc.	522,076
6,497	NetApp, Inc.	509,949
14,774	Teradata Corp. *	537,774
		2,115,198

The accompanying notes are an integral part of these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2018

Shares		Fair Value
	COMMON STOCK - 99.7% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 6.2%
21,004	Ally Financial, Inc.	$533,712
7,298	Discover Financial Services	508,452
10,591	E*TRADE Financial Corp.	523,407
8,633	LPL Financial Holdings, Inc.	531,793
2,492	Mastercard, Inc.	492,594
6,497	Nasdaq, Inc.	563,355
		3,153,313
	ELECTRIC - 1.1%
14,863	NRG Energy, Inc.	537,892

	ELECTRONICS - 6.0%
7,921	Agilent Technologies, Inc.	513,202
5,874	Amphenol Corp.	525,723
12,460	Avnet, Inc.	499,272
15,753	Corning, Inc.	503,308
25,899	Gentex Corp.	545,174
8,366	Keysight Technologies, Inc. *	477,531
		3,064,210
	ENVIRONMENTAL CONTROL - 1.1%
7,654	Republic Services, Inc.	556,293

	HAND/MACHINE TOOLS - 0.9%
6,764	Regal Beloit Corp.	484,979

	HEALTHCARE-SERVICES - 2.1%
7,743	DaVita, Inc. *	521,414
4,272	IQVIA Holdings, Inc. *	525,157
		1,046,571
	INSURANCE - 3.1%
890	Alleghany Corp,	534,605
5,607	Allstate Corp.	536,702
11,214	Voya Financial, Inc.	490,725
		1,562,032
	INTERNET - 0.9%
2,759	F5 Networks, Inc. *	483,598

	LODGING - 2.9%
6,853	Hilton Worldwide Holdings, Inc.	487,728
7,031	Hyatt Hotels Corp.	486,545
4,183	Marriott International, Inc.	488,951
		1,463,224
	MACHINERY-DIVERSIFIED - 2.0%
6,319	Dover Corp.	523,466
2,937	Rockwell Automation, Inc.	483,812
		1,007,278

The accompanying notes are an integral part of these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2018

Shares		Fair Value
	COMMON STOCK - 99.7% (Continued)
	MEDIA - 2.1%
12,816	Liberty Media Corp. - Class A *	$528,532
12,816	Liberty Media Corp. - Class C *	528,916
		1,057,448
	MISCELLANEOUS MANUFACTURING - 4.5%
4,539	Carlisle Companies, Inc.	438,422
8,277	Hexcel Corp.	484,370
5,429	Ingersoll-Rand PLC	520,858
7,743	Textron, Inc.	415,257
15,219	Trinity Industries, Inc.	434,502
		2,293,409
	OIL & GAS - 3.7%
8,277	Anadarko Petroleum Corp.	440,336
7,743	Hess Corp.	444,448
6,942	Marathon Petroleum Corp.	489,064
4,895	Phillips 66	503,304
		1,877,152
	PHARMACEUTICALS - 4.1%
5,874	AbbVie, inc.	457,291
5,162	Eli Lilly & Co.	559,767
10,235	Herbalife Nutriotion Ltd. *	545,116
12,193	Premier, Inc. *	548,685
		2,110,859

	RETAIL - 16.2%
712	AutoZone, Inc. *	522,231
7,031	Best Buy Company, Inc.	493,295
7,476	CarMax, Inc. *	507,695
1,869	Domino’s Pizza, Inc.	502,369
7,565	Dunkin’ Brands Group, Inc.	548,916
2,670	Home Depot, Inc.	469,600
4,806	Lowe’s Companies, Inc.	457,627
3,382	Lululemon Athletica, Inc. *	475,949
3,293	McDonald’s Corp.	582,532
1,602	O’Reilly Automotive, Inc. *	513,841
5,607	Ross Stores, Inc.	555,093
6,319	Target Corp.	528,458
4,272	Tiffany & Co.	475,474
6,141	Tractor Supply Co.	564,296
8,455	Williams-Sonoma, Inc.	502,058
6,141	Yum! Brands, Inc.	555,208
		8,254,642
	SEMICONDUCTORS - 3.1%
11,748	Intel Corp.	550,746
3,649	Lam Research Corp.	517,173
15,041	Teradyne, Inc.	518,162
		1,586,081

The accompanying notes are an integral part of these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2018

Shares		Fair Value
	COMMON STOCK - 99.7% (Continued)
	SHIPBUILDING - 0.9%
2,136	Huntington Ingalls Industries, Inc.	$466,673

	SOFTWARE - 5.8%
4,895	Aspen Technologies, Inc. *	415,537
12,282	Cadence Design Systems, Inc. *	547,409
4,984	Citrix Systems, Inc. *	510,710
2,403	Fair Isaac Corp. *	463,082
6,764	Fiserv, Inc. *	536,385
3,115	MSCI, Inc.	468,434
		2,941,557
	TELECOMMUNICATIONS - 2.0%
11,392	Cisco Systems, Inc.	521,184
5,607	Ubiquiti Networks, Inc.	521,956
		1,043,140
	TRANSPORTATION - 3.8%
7,476	CSX Corp.	514,797
6,141	Genesee & Wyoming, Inc. *	486,551
4,539	Landstar System, Inc.	454,309
3,382	Union Pacific Corp.	494,516
		1,950,173

	TOTAL COMMON STOCK (Cost - $53,133,307)	50,690,822

	TOTAL INVESTMENTS - 99.7% (Cost - $53,133,307)	$50,690,822
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.3%	158,005
	TOTAL NET ASSETS - 100.0%	$50,848,827

*	Non-Income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2018

ASSETS
Investment securities:
At cost	$53,133,307
At value	$50,690,822
Cash	164,996
Dividends and interest receivable	16,224
TOTAL ASSETS	50,872,042

LIABILITIES
Investment advisory fees payable	18,415
Accrued expenses and other liabilities	4,800
TOTAL LIABILITIES	23,215
NET ASSETS	$50,848,827

Net Assets Consist Of:
Paid in capital	$53,291,646
Accumulated Earnings/(Loss)	(2,442,819)
NET ASSETS	$50,848,827

Net Asset Value Per Share:
Net Assets	$50,848,827
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,225,000
Net asset value (Net Assets ÷ Shares Outstanding)	$22.85

The accompanying notes are an integral part of these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2018 *

INVESTMENT INCOME
Dividends	$18,081
TOTAL INVESTMENT INCOME	18,081

EXPENSES
Investment advisory fees	18,415
TOTAL EXPENSES	18,415
NET INVESTMENT LOSS	(334)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
In-kind redemptions	(83,374)
Unrealized appreciation on:
Investments	(2,442,485)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,525,859)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,526,193)

*	Fund commenced operation on October 1, 2018.

The accompanying notes are an integral part of these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
Ended
October 31, 2018 *
FROM OPERATIONS
Net investment loss	$(334)
Net realized loss on investments	(83,374)
Unrealized appreciation on investments	(2,442,485)
Net decrease in net assets resulting from operations	(2,526,193)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	56,194,166
Cost of shares redeemed	(2,819,146)
Net increase in net assets resulting from shares of beneficial interest	53,375,020

TOTAL INCREASE IN NET ASSETS	50,848,827

NET ASSETS
Beginning of Period	—
End of Period	$50,848,827

SHARE ACTIVITY
Shares sold	2,350,000
Shares redeemed	(125,000)
Net increase in shares of beneficial interest outstanding	2,225,000

*	Fund commenced operation on October 1, 2018.

The accompanying notes are an integral part of these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	For the Period
	Ended
	October 31, 2018*
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment loss (1)	(0.00	) **
Net realized and unrealized loss on investments	(2.15)
Total from investment operations	(2.15)

Net asset value, end of period	$22.85

Total return (2,4)	(8.60)%

Net assets, at end of period (000s)	$50,849

Ratio of net expenses to average net assets (3)	0.75%
Ratio of net investment income to average net assets (3)	(0.01)%
Portfolio Turnover Rate (4,5)	0%

*	Fund commenced operation on October 1, 2018.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

The accompanying notes are an integral part of these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2018

1.	ORGANIZATION

The LeaderSharesTM AlphaFactor® US Core Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Fund seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The Fund commenced operations on October 1, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm, as needed, to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2018 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$50,690,822	$—	$—	$50,690,822
Total	$50,690,822	$—	$—	$50,690,822

There were no transfers into or out of Level 1 and Level 2 during the period covered by this report. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting year.

The Fund did not hold any Level 3 securities during the year.

*	See Portfolio of Investments for industry classification.

Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s open tax year ended October 31, 2018 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $278,451 and $0, respectively.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

For the period ended October 31, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $55,748,649 and $2,810,419, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the period ended October 31, 2018, the Fund incurred advisory fees in the amount of $18,415.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing service for the Fund. Out of the unitary management fee, substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. Northern Lights Distributors, LLC, the Fund’s distributor, its affiliates, and the Fund’s Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund, including affiliates of the Advisor.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Adviser, on behalf of the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, the Adviser, on behalf of the Fund pays NLCS customary fees for providing these services.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, the Adviser, on behalf of the Fund pays Blu Giant customary fees for providing these services.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2018, was as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$53,133,307	$194,269	$(2,636,754)	$(2,442,485)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the fiscal year ended October 31, 2018.

As of October 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(334)	$—	$—	$(2,442,485)	$(2,442,819)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $334.

Permanent book and tax differences, attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the period ended October 31, 2018 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(83,374)	$83,374

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

*   As a percentage of the amount invested.

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

GRANT THORNTON LLP 757 Third Ave., 9th Floor New York, NY 10017 D +1 212.599.0100 F +1 212.370.4520

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees of the Two Roads Shared Trust
and Shareholders of LeaderShares™ AlphaFactor® US Core Equity ETF

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of LeaderShares™ AlphaFactor® US Core Equity ETF (a fund in the Two Roads Shared Trust) (the “Fund”) as of October 31, 2018, the related statements of operations, changes in net assets and financial highlights for the period October 1, 2018 (commencement of operations) through October 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations, changes in its nets assets, and financial highlights for the period October 1, 2018 (commencement of operations) through October 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

New York, New York

December 31, 2018

LeaderSharesTM AlphaFactor® US Core Equity ETF
EXPENSE EXAMPLES (Unaudited)
October 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through October 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account Value	Account Value	During Period*	During Period**
	10/1/18	10/31/18	10/1/18 - 10/31/18	10/1/18 - 10/31/18
Actual	$1,000.00	$914.00	$0.59	0.75%

Hypothetical	$1,000.00	1003.49	0.62	0.75%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (30) divided by the number of days in the fiscal year (365).

**	Annualized.

LeaderSharesTM AlphaFactor® US Core Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2018

At a meeting held on March 13, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act), which independent Trustees constitute all of the Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderSharesTM AlphaFactor® US Core Equity ETF (the “Redwood ETF”), a series of the Trust.

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s respective compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement, including the Advisory Agreement, a description of the manner in which investments are to be made and executed, a description of the financial condition of Redwood, an overview of the personnel proposed to service the Redwood ETF and their respective responsibilities, Redwood’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), a written risk assessment of Redwood’s compliance program, information about Redwood’s investment strategies and risk management processes, and independent reports prepared by Broadridge, an independent third party data provider, analyzing the proposed fees and expenses of the Redwood ETF as compared to other funds with similar investment strategies.

In reaching its conclusions, the Board considered the experience and qualifications of Redwood’s management team, noting a continuation of the core staff that has managed Redwood’s mutual fund offerings, and Redwood’s adherence to its compliance policies and procedures and

LeaderSharesTM AlphaFactor® US Core Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2018

expansion of the firm and staff. The Board considered the investment strategies proposed to be used in the Redwood ETF. The Board also considered the operation of and robustness of Redwood’s compliance program. The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Redwood ETF and that the nature, overall quality and extent of the management services to be provided by Redwood to the Redwood ETF was expected to be satisfactory.

Performance. The Board noted that Redwood managed the AlphaFactor Core Equity Fund, which had a comparable investment strategy, although tactically managed, and used the same proprietary index as the proposed Redwood ETF. The Board took into account the AlphaFactor Core Equity Fund’s performance for the period since inception on March 9, 2017 through December 31, 2017. The Board noted the limited performance history of such Fund. The Board also reviewed certain hypothetical performance data for the Redwood AlphaFactor Focused Index as information relating to the Redwood AlphaFactor Core Equity strategy, taking into account that this was not based on actual performance information. The Board also considered the anticipated volatility of the Redwood ETF relative to the S&P 500 Index. The Board took into account Redwood’s presentation and its performance with respect to its other mutual funds in the Trust and concluded that Redwood was expected to obtain an acceptable level of investment return to the shareholders of the Redwood ETF.

Fees and Expenses. As to the costs of the services to be provided by Redwood, the Board considered a comparison, compiled by Broadridge, of the Redwood ETF’s proposed advisory fee and estimated operating expenses with those of certain peer funds with similar investment objectives and strategies (each a “Peer Group”) and with those of other funds in the proposed Morningstar category for the Redwood ETF to be selected by Morningstar. The Board noted that Redwood had confirmed that the Redwood ETF’s advisory fee would be structured as a unitary fee.

The Board noted the challenge in comparing the Redwood ETF to the Peer Group selected by Broadridge was that the Redwood ETF would be using a unitary fee structure in contrast to the other funds in the Peer Group. The Board observed that the proposed advisory fee was higher than the median of the Peer Group and of the Redwood ETF’s expected Morningstar category (Large Blend Category). The Board noted, however, that the proposed advisory fee was within the range of its expected Morningstar category and not the highest in the expected Morningstar category.

The Board also considered that the Redwood ETF’s unitary fee structure was inclusive of estimated net operating expenses and found that they were higher than the median of its Peer Group and above the median of its expected Morningstar category, but noted that that its overall expenses were not higher than all other funds within its Peer Group. The Board took into account that Redwood had agreed to a unitary fee for the Redwood Fund at 0.75%. The Board took into account Redwood’s discussion of the Redwood ETF’s unitary fee as compared to other funds or accounts managed by Redwood that utilized a similar investment strategy, noting that differences were

LeaderSharesTM AlphaFactor® US Core Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2018

attributable to the differences in the management of these different kinds of accounts or as relates to the Redwood ETF, its unitary fee structure.

The Board concluded that the proposed contractual advisory fee for the Redwood ETF was not unreasonable.

Profitability. The Board considered Redwood’s anticipated profitability with respect to the Redwood ETF and whether such profits, if any, would be excessive in light of the services proposed to be provided to the Redwood ETF. The Board considered an estimated profitability analysis prepared by Redwood. The Board also noted that Redwood would bear all costs under the Redwood ETF’s proposed unitary fee. The Board concluded that, based on the Redwood ETF’s expected initial asset levels and the estimated costs of advising the Redwood ETF, Redwood’s anticipated level of profitability, if any, from its relationship with the Redwood ETF would not be excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its providing advisory service to the Redwood ETF. The Board considered that Redwood acknowledged that economies of scale were considered in its pricing of the unitary fee for the Redwood ETF.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Redwood ETF. The Board noted the potential use of soft dollars by Redwood. The Board considered that Redwood believed expanding its offering of investment products would increase Redwood’s ability to cross-sell its funds. Redwood stated that it did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Redwood ETF.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term was in the best interests of the Redwood ETF and its future shareholders. In considering the Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have placed different weight on different factors.

LeaderSharesTM AlphaFactor® US Core Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2018

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	8	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	8	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	8	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Interim Vice Chancellor for Academic Affairs (since 2018) University of Washington Bothell; Interim Dean (2017- 2018), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	8	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2018.

**	As of October 31, 2018, the Trust was comprised of 21 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose. The Fund’s investment adviser also serves as investment adviser to the following Funds Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical Core Fund, Redwood AlphaFactor® Tactical International Fund, Redwood Systematic Macro Trend Fund, Redwood Activist Leaders Fund and Redwood Managed Volatility Portfolio each another series of the Trust.

LeaderSharesTM AlphaFactor® US Core Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2018

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2018.

**	As of October 31, 2018, the Trust was comprised of 21 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose. The Fund’s investment adviser also serves as investment adviser to the following Funds, Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical Core Fund, Redwood AlphaFactor® Tactical International Fund, Redwood Systematic Macro Trend Fund, Redwood Activist Leaders Fund and Redwood Managed Volatility Portfolio, each another series of the Trust.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2018	2017
LeaderShares AlphaFactor US Core Equity ETF	$15,000	N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2018	2017
LeaderShares AlphaFactor US Core Equity ETF	$2,800	N/A

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended October 31, 2018.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2018 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: January 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 9, 2019